CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Total revenues	$ 3,617,500	$ 201,475	$ 6,207,431	$ 640,704	$ 937,069	$ 2,115,160
COST OF SALES:
Total costs of sales	2,174,697	314,565	3,925,013	835,024	1,749,034	2,164,269
Gross profit (loss)	1,442,803	(113,090)	2,282,418	(194,320)	(811,965)	(49,109)
EXPENSES:
Sales and marketing	1,746	9,225	46,063	49,123	58,712	212,468
Professional	450,968	474,861	1,447,421	1,153,540	1,695,053	592,456
Payroll and related	480,524	193,824	1,045,083	564,580	802,142	467,599
General and administrative	521,824	175,570	1,138,091	495,306	802,772	700,578
Depreciation	168,655	53,151	368,362	140,897	213,823	175,492
Amortization	83,811	182,523	643,942	551,723	760,350	963,843
Total expenses	1,707,528	1,089,155	4,688,962	2,955,170	4,332,852	3,112,436
Operating income (loss)	(264,725)	(1,202,245)	(2,406,545)	(3,149,490)
OTHER INCOME (EXPENSE)
Derivative expense	4,533,794	0	(3,572,107)	0
Gain on conversion of notes payable	5,695	0	5,695	0
Impairment of intangible assets					0	(471,083)
Interest expense	(1,287,966)	(79,810)	(2,565,404)	(158,351)	(232,672)	(174,773)
Total other income (expenses)	3,251,523	(79,810)	(6,131,816)	(158,351)	(232,672)	(645,856)
Net income (loss) before income taxes	2,986,798	(1,282,055)	(8,538,360)	(3,307,841)	(5,377,489)	(3,807,401)
Income taxes	0	0	0	0	0	0
Net income (loss)	$ 2,986,798	$ (1,282,055)	$ (8,538,360)	$ (3,307,841)	$ (5,377,489)	$ (3,807,401)
Earnings (loss) per common share: basic and diluted	$ 0.02	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.04)	$ (0.03)
Weighted-average common shares outstanding: basic and diluted	137,084,846	136,953,904	136,998,031	136,953,904	136,953,904	136,953,904
Products
REVENUES:
Total revenues	$ 4,950	$ 26,650	$ 38,719	$ 105,080	$ 119,860	$ 490,241
COST OF SALES:
Total costs of sales	4,950	27,609	40,550	110,004	121,904	479,034
Services
REVENUES:
Total revenues	3,612,550	174,825	6,168,712	535,624	817,209	1,624,919
COST OF SALES:
Total costs of sales	$ 2,169,747	$ 286,956	$ 3,884,463	$ 725,020	$ 1,627,130	$ 1,685,235